Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Goodwill [Abstract]
Schedule of Goodwill	The Group’s goodwill balances as of 31 December 2024 and 2023 are as follows:

	2024	2023
Balance as of 1 January	12,058	11,643
Translation difference	(728)	415
Balance as of 31 December	11,330	12,058